other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
other long-term assets
Pension assets	$ 257	$ 316
Unbilled customer finance receivables	630	637
Derivative assets	113	179
Deferred income taxes	18	38
Costs incurred to obtain or fulfill contracts with customers	301	218
Real estate joint venture advances		94
Investments in real estate joint ventures	183	50
Investments in associates	219	232
At fair value through net income	62	42
At fair value through other comprehensive income	594	502
Prepaid maintenance	39	46
Refundable security deposits and other	161	139
Total	$ 2,577	$ 2,493